G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Performance Criteria

LTV and EPP performance criteria

Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2023	2023 Group operating income (EBITA)	Range (SEK billion): 26.4 - 40.4	45%	Jan 1, 2023–Dec 31, 2023	0%–200%		SEK 21.4 billion	2)	0%
2023	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2023–Dec 31, 2025	0%–200%	1)
2023	Group Environmental, Social and Governance (“ESG”)	CO2e emissions (ktonnes): 142–121	1.66%	Jan 1, 2023–Dec 31, 2023	0%–200%		121.9 ktonne CO 2		193.72%
		CO2e emissions (ktonnes): 132–113	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%
		CO2e emissions (ktonnes): 122–104	1.68%	Jan 1, 2025–Dec 31, 2025	0%–200%
		Increasing the representation of women leaders in the Ericsson Group: Range 23%–25%	5%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023 Total			100%		0%– 200%
2022	2022 Group operating income (EBIT)	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2 billion	2)	162.76%
2022	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)
2022	Group Environmental, Social and Governance (“ESG”)	CO2e emissions (ktonnes): 265–200	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
		Increasing the representation of women leaders in the Ericsson Group: Range 22%–24%	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022 Total			100%		0%–200%
2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0%–200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0%–200%		-16.17%		0.00%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0%–200%	1)	12 out of 11		0.00%
2021 Total			100%		0%–200%				100.00%
2020	2020 Group operating income (EBIT)	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0%–200%		SEK 29.1 billion	3)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020–Dec 31, 2022	0%–200%		–6.65%		0.00%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020–Dec 31, 2022	0%–200%	1)	12 out of 11		0.00%
2020 Total			100%		0%–200%				100.00%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2023, 2022, 2021 and 2020. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Excludes restructuring charges.
4)
Excludes fines and similar related to the United States Department of Justice (DOJ) / U.S. Securities and Exchange Commission (SEC) resolution, including payments required pursuant to the DOJ Plea Agreement announced by the Company on March 2, 2023.

Summary of Number of Shares and Synthetic Shares

Number of shares and synthetic shares
(million)	Executive programs 1) 2)						Of which the President and CEO
Share-settled programs	LTV 2023	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total	LTV 2023	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total
Maximum shares required	4.1	2.0	2.1	2.5	3.0	13.7	–	–	–	–	–	–
Granted shares	3.7	0.7	0.6	0.9	0.6	6.5	0.6	0.3	0.3	0.4	0.3	1.9
Outstanding number of shares beginning of 2023	–	0.9	0.9	0.9	0.8	3.5	–	0.4	0.5	0.4	0.3	1.6
Exercised during 2023	–	–	–	–	–	–	–	–	–	–	–	—
Forfeited during 2023	–	–	–0.1	–	–	–0.1	–	–	–	–	–	—
Increase/decrease due to performance condition 2023	–1.7	–	–0.3	–	–	–2.0	–0.3	–	–0.2	–	–	–0.5
Outstanding number of shares end of 2023	2.0	0.9	0.5	0.9	0.8	5.1	0.3	0.4	0.3	0.4	0.3	1.7

1)	LTV 2023 includes Executive Team and Executives
2)	LTV 2019 and 2020 actual share delivery in 2024 can deviate due to reduced or cancelled vesting and withholding of shares .

	Executive performance program				Key contributors plans
Cash-settled plan	EPP 2022	EPP 2021	EPP 2020	Total	KC 2023	KC 2022	KC 2021	KC 2020	Total
Synthetic shares	1.1	0.7	–	1.8	30.2	7.5	3.4	–	41.1

Summary of Compensation Expense

Compensation expense for LTV 2020–2023
Share-settled programs	2023	2022	2021	2020	Total
LTV 2023 1)	25	–	–	–	25
LTV 2022	20	12	–	–	32
LTV 2021	31	36	24	–	91
LTV 2020	6	31	31	23	91
LTV 2019	–	10	28	28	66
Total share-settled programs	82	89	83	51	305
Of which the President and CEO	32	41	38	24	135

Cash-settled plans
EPP 2022	20	12	–	–	32
EPP 2021	16	15	17	–	48
EPP 2020	3	–19	56	34	74
Total executive performance plans	39	8	73	34	154
KC 2023	811	–	–	–	811
KC 2022	330	280	–	–	610
KC 2021	91	89	355	–	535
KC 2020	18	5	376	523	922
Total key contributor plans	1,250	374	731	523	2,878
Total cash-settled plans	1,289	382	804	557	3,032
Total compensation expense	1,371	471	887	608	3,337

1)	LTV 2023 includes Executive Team and Executives .

Summary of FV Per Performance Criteria and Program

Fair values (SEK)

Executive team/ Executives programs	LTV 2023	LTV 2022	LTV 2021	LTV 2020	LTV 2019
Share price at grant	55.59	78.88	116.66	78.88	90.70
Fair value Absolute TSR	32.75	41.18	113.47	54.69	87.92
Fair value ESG – Environmental (1,2,3)	47.80	71.45	–	–	–
Fair value ESG – Social	47.80	71.45	–	–	–
Fair value Relative TSR	39.40	54.48	108.61	98.06	94.63
Fair value Group operating income (EBITA and EBIT)	47.80	71.45	110.70	74.22	86.94

Executive performance plans	EPP 2023	EPP 2022	EPP 2021	EPP 2020
Fair value Absolute TSR	–	2.30	–	–
Fair value ESG – Environmental	–	58.42	–	–
Fair value ESG – Social	–	58.42	–	–
Fair value Relative TSR	–	2.40	–	–
Fair value Group operating income (EBIT)	–	58.42	61.13	60.31

Key contributor plans	KC 2023	KC 2022	KC 2021	KC 2020
Fair value – Tranche 1	61.12	60.31	94.13	109.80
Fair value – Tranche 2	58.40	61.13	60.31	94.13
Fair value – Tranche 3	55.81	58.42	61.13	60.31

Ericsson Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Purchase Plans

Ericsson share purchase plan
Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees
77,748	77	14,030	18.0%